Average Annual Total Returns - Transamerica ClearTrack 2045	R6 1 Year	R6 5 Years	R6 Since Inception	R6 Inception Date	R6 Return After Taxes on Distributions 1 Year	R6 Return After Taxes on Distributions 5 Years	R6 Return After Taxes on Distributions Since Inception	R6 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	R6 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	R6 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	R1 1 Year	R1 5 Years	R1 Since Inception	R1 Inception Date	R3 1 Year	R3 5 Years	R3 Since Inception	R3 Inception Date	Dow Jones Target 2045 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Dow Jones Target 2045 Index (reflects no deduction for fees, expenses or taxes) 5 Years	Dow Jones Target 2045 Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	15.71%	11.57%	9.18%	Mar. 02, 2015	14.72%	10.54%	8.27%	10.00%	8.98%	7.09%	14.97%	10.85%	8.47%	Mar. 02, 2015	15.25%		15.12%	Mar. 01, 2019	14.18%	11.48%	8.68%